AIG Life Insurance Company
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:               AIG Life Insurance Company
                  Variable Account I
                  File Nos. 33-16708, 33-39171 and 33-58504

Gentlemen:

Please note that the filing fee has been remitted under Registration Number 33-16708.

Sincerely,

Edward Bacon /s/
________________
Director Variable Accounting

AIG Life Insurance Company
One Alico Plaza
P.O. Box 667
Wilmington, DE  19899-0667
302 594-2987

March 30, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


Re:               AIG Life Insurance Company
                  Variable Account I
                  File Nos. 33-16708, 33-39171 and 33-58504

Gentlemen:

I am Associate General Counsel for AIG Life Insurance Company (the "Company"), a Delaware stock life insurance corporation. In connection with the offering of Deferred Variable Annuity Contracts (the "Contracts") of Variable Account I (the "Account"), a segregated investment account of the Company, I have examined such records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

It is my opinion that the Contracts, the registration of which is made definite by the accompanying Rule 24f-2 Notice of the Account, were legally issued, fully paid and non- assessable by the Account to the extent set forth in the Account's prospectus forming part of its Registration Statement on Form N-4 filed under the Securities Act of 1933 as Registration Numbers 33-16708, 33-39171 and 33-58504.

I hereby consent to the filing of this opinion with said Rule 24f-2 Notice.


Sincerely,

/s/Kenneth D. Walma

Kenneth D. Walma
Associate General Counsel

                                Rule 24f-2 Notice
                                       For
                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                    FILE NOS. 33-16708; 33-39171 AND 33-58504


Fiscal period for which notice is filed
                                                                        12/31/97

Securities registered and unsold at the beginning of the fiscal year
                                                                               0

Securities registered during this year other than pursuant to Rule 24f-2
                                                                               0

Sale price of accumulation units sold during fiscal year ending December 31,
1997                                                               $ 427,194,684

Aggregate sale price of accumulation units sold during the fiscal year ended
December 31, 1997                                                  $ 427,194,684

Redemption price of accumulation units redeemed during the fiscal year ending
December 31, 1997                                                 $   63,369,272

Total amount upon which fee calculation is based                  $  363,825,412

Fee submitted (.000295)                                                 $107,329








                           AIG LIFE INSURANCE COMPANY
                               VARIABLE ACCOUNT I
                                BY HOWARD GUNTON


                                   /s/Howard Gunton
                                  HOWARD GUNTON
                SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER